Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

16 Investments

Equity-accounted investments

	2023				2022
	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	50	7,065	4,977	12,092	44	2,057	3,786	5,887
Additions and subscriptions	3	1,024	186	1,213	21	900	686	1,607
Divestments and reimbursements					(2)	(1)	(477)	(480)
Share of profit of equity-accounted investments	4	818	800	1,622	5	474	1,684	2,163
Share of loss of equity-accounted investments	(3)	(149)	(129)	(281)	(6)	(197)	(82)	(285)
Deduction for dividends	(1)	(939)	(1,060)	(2,000)	(3)	(483)	(708)	(1,194)
Changes in the scope of consolidation	3	13	(227)	(211)	5	(710)	(1,122)	(1,827)
Currency translation differences	(2)	(244)	(166)	(412)	2	(231)	230	1
Other changes	(1)	662	(54)	607	(16)	5,256	980	6,220
Carrying amount - end of the year	53	8,250	4,327	12,630	50	7,065	4,977	12,092

Acquisitions and share capital increases mainly related: (i) for €882 million to the acquisition from PBF Energy Inc of 50% of the capital of St. Bernard Renewables Llc, an operating biorefinery at Chalmette hub in Louisiana (United States of America), whose production started in the second half of the 2023. The price allocation to the net assets acquired was carried out on a provisional basis, with the recognition of goodwill of €45 million; (ii) for €154 million to the capital subscription of QatarEnergy LNG NFE (5) (former Qatar Liquefied Gas Company Limited (9)) (Eni's interest 25%), a company participating in the North Field East (NFE) project with a 12.5% interest, equal to an Eni’s interest of 3.125% in the giant project for the development of the country's LNG; (iii) for €42 million to the subscription of the capital increase of Vårgrønn AS, the joint venture (Eni’s interest 65%) which owns the 20% stake in the Doggerbank A, B and C offshore wind projects in the United Kingdom.

Share of profit from equity-accounted investments essentially referred to: (i) Azule Energy Holdings Ltd for €653 million; (ii) Vår Energi ASA for €356 million; (iii) Abu Dhabi Oil Refining Company (TAKREER) for €296 million; (iv) ADNOC Global Trading Ltd for €120 million; (v) Saipem SpA for €56 million; (vi) SeaCorridor Srl for €49 million; (vii) Mozambique Rovuma Venture SpA for €47 million.

Share of loss from equity-accounted investments essentially referred to: (i) Vårgrønn AS for €50 million; (ii) St. Bernard Renewables Llc for €42 million; (iii) Coral FLNG SA for €40 million.

Reduction for dividends related to: (i) Azule Energy Holdings Ltd for €829 million; (ii) Vår Energi ASA for €640 million; (iii) Abu Dhabi Oil Refining Company (TAKREER) for €277 million; (iv) ADNOC Global Trading Ltd for €129 million; (v) SeaCorridor Srl for €95 million.

Changes in the scope of consolidation referred for €227 million to the acquisition of the control of Novamont Business combinations are commented in note 5 - Business combinations and other significant transactions.

Other changes included the initial recognition of the joint venture SeaCorridor Srl (Eni's interest 50.1%) for €580 million, €414 million higher than the book value of the corresponding company share maintained, following the business combination which involved the sale to Snam of 49.9% interest of the Eni’s companies operating natural gas transportation from Algeria through the TTPC and TMPC pipelines.

Net carrying amounts related to the following companies:

	December 31, 2023		December 31, 2022
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Other	53		50
	53		50
Joint ventures
Azule Energy Holdings Ltd	4,750	50.00	5,073	50.00
St. Bernard Renewables Llc	829	50.00
Saipem SpA	722	31.20	645	31.20
SeaCorridor Srl	530	50.10
Cardón IV SA	443	50.00	433	50.00
Mozambique Rovuma Venture SpA	343	35.71	308	35.71
Vårgrønn AS	336	65.00	370	65.00
GreenIT SpA	92	51.00	74	51.00
Lotte Versalis Elastomers Co Ltd	43	50.00	41	50.00
Hergo Renewables SpA	32	65.00	33	65.00
LabAnalysis Environmental Scienze Srl	25	30.00
Società Oleodotti Meridionali - SOM SpA	21	70.00	29	70.00
Other	84		59
	8,250		7,065
Associates
Abu Dhabi Oil Refining Company (Takreer)	2,434	20.00	2,497	20.00
Vår Energi ASA	447	63.04	763	63.08
QatarEnergy LNG NFE (5)	439	25.00	302	25.00
Coral FLNG SA	239	25.00	330	25.00
ADNOC Global Trading Ltd	145	20.00	158	20.00
United Gas Derivatives Co	81	33.33	72	33.33
Novis Renewables Holdings Llc	70	49.00	74	49.00
Bluebell Solar Class A Holdings II Llc	70	99.00	73	99.00
Novamont SpA			255	35.00
Altre	402		453
	4,327		4,977
	12,630		12,092

The results of equity-accounted investments by segment are disclosed in note 35 – Segment information and information by geographical area.

As of December 31, 2023, the book and market values of Saipem SpA and Vår Energi ASA, equity-accounted companies listed on the Italian and the Norwegian stock exchange, respectively, were as follows:

	Saipem SpA	Vår Energi ASA
Number of shares held	662,476,192	1,573,713,749
% of the investment	31.20	63.04
Share price (€)	1.47000	2.86287
Market value (€ million)	915	4,505
Book value (€ million)	722	447

At December 31, 2023, the market capitalization of Saipem shares exceeded the book value of the investment by €193 million, the carrying amount is in line with the corresponding fraction of the investee's book equity, less the fraction of the investee net assets corresponding to the equity component of a convertible bond.

At December 31, 2023, the market capitalization of the Vår Energi ASA share for Eni's stake was €4,058 million higher than the book value of the investment.

Additional information is included in note 37 – Other information about investments.

Other investments

(€ million)	2023	2022
Carrying amount - beginning of the year	1,202	1,294
Additions and subscriptions	102	68
Change in the fair value with effect to OCI	45	56
Currency translation differences	(28)	42
Other changes	(65)	(258)
Carrying amount - end of the year	1,256	1,202

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected net profits, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value valuation.

Dividend income from these investments is disclosed in note 32 – Income (expense) from investments.

The investment book value as of December 31, 2023 primarily related to Nigeria LNG Ltd for €642 million (€668 million at December 31, 2022), Saudi European Petrochemical Co “IBN ZAHR” for €121 million (€108 million at December 31, 2022) and Darwin LNG Pty Ltd for €78 million (€71 million at December 31, 2022).